Notes Payable - Other Notes Payable (Details) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended
	Jun. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Line of Credit [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity		$ 30,000
Minimum proceeds from sale of preferred equity for maturity of debt		40,000
Repayments of line of credit	$ 27,200
Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Aggregate amount			$ 20,000
Minimum proceeds from sale of preferred equity for maturity of debt			$ 40,000
Notes Payable, Other Payables [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity		$ 30,000
Repayments of line of credit	$ 27,200